Exhibit 99.1

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					5/18/2016
2	Payment Date					5/20/2016
3	Collection Period				3/27/2016	4/30/2016	35
4	Monthly Interest Period - Actual				4/20/2016	5/19/2016	30
5	Monthly Interest - Scheduled						30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	115,284,290.20	—	16,210,085.96	99,074,204.24	0.4403298
8	Class A-2-B Notes	447,000,000.00	229,031,456.51	—	32,204,037.45	196,827,419.06	0.4403298
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$881,315,746.71	$—	$48,414,123.41	$832,901,623.30

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$1,167,894,754.19			$1,119,480,630.78

14	NPV Lease Payments Receivable	738,790,911.57	308,539,074.15			279,400,622.46
15	NPV Base Residual	972,128,536.10	859,355,680.04			840,080,008.32

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	83,581.11	0.3714716	16,293,667.07	72.4162981
18	Class A-2-B Notes	0.75875%	0.43875%	144,814.68	0.3239702	32,348,852.13	72.3687967
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			803,212.45		49,217,335.86

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						26,752,002.41
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						20,422,327.84
24	Sales Proceeds via Customer - Scheduled Terminations						8,738,105.99
25	Security Deposits for Terminated Accounts						6,248.00
26	Excess Wear and Tear Received						124,777.74
27	Excess Mileage Charges Received						210,111.83
28	Other Recoveries Received						88,444.17

29	Subtotal: Total Collections						56,342,017.98

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						26,111.01

33	Total Available Funds, prior to Servicer Advances						56,368,128.99

34	Servicer Advance						—

35	Total Available Funds						56,368,128.99

36	Reserve Account Draw						—

37	Available for Distribution						56,368,128.99

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						973,245.63
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						803,212.45
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					54,586,670.91
51	Regular Principal Distribution Amount					48,414,123.41
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						48,414,123.41
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						6,172,547.50

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-16	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		881,315,746.71
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,119,480,630.78)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		881,315,746.71
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(832,901,623.30)

63	Regular Principal Distribution Amount		48,414,123.41

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,119,480,630.78
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		832,901,623.30

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		56,368,128.99
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		973,245.63
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		803,212.45
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		54,586,670.91
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		54,586,670.91

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		3,099.58

90	Subtotal: Reserve Fund Available for Distribution		8,557,696.82
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,557,696.82
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		3,099.58

95	Equals: Ending Reserve Account Balance		8,554,597.24

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	598	9,536,432.67
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(8,762,776.31)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		15,157.96
101	Less: Excess Wear and Tear Received		(124,777.74)
102	Less: Excess Mileage Received		(210,179.88)

103	Current Period Net Residual Losses/(Gains)	598	453,856.70

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	2,436	582,155.27
106	Current Period Net Residual Losses (Item 101)	598	453,856.70

107	Ending Cumulative Net Residual Losses	3,034	1,036,011.97

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.06%

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-16	PAGE 3

G. POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,710,919,448	1,119,480,631
111	Aggregate Base Residual Value			1,148,071,534	909,613,918
112	Number of Current Contracts			69,355	54,345
113	Weighted Average Lease Rate			2.64%	2.60%
114	Average Remaining Term			28.6	13.0
115	Average Original Term			39.2	39.1
116	Proportion of Base Prepayment Assumption Realized				160.37%
117	Actual Monthly Prepayment Speed				1.16%
118	Turn-in Ratio on Scheduled Terminations				94.48%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		55,929	1,317,644,110	1,167,894,754
120	Depreciation/Payments			(19,804,513)	(19,482,886)
121	Gross Credit Losses		(49)	(1,030,828)	(1,034,335)
122	Early Terminations - Regular		(937)	(20,463,914)	(18,360,470)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	527,116	(33)	(530,605)	(497,147)
125	Scheduled Terminations - Sold at Auction	1,294,059	(151)	(2,526,184)	(2,270,786)
126	Scheduled Terminations - Purchased by Dealer	6,919,604	(414)	(7,318,091)	(6,768,500)

127	Pool Balance - End of Period		54,345	1,265,969,975	1,119,480,631

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		53,794	1,109,103,521	99.07%
130	31 - 90 Days Delinquent		457	8,526,313	0.76%
131	91+ Days Delinquent		94	1,850,796	0.17%

132	Total		54,345	1,119,480,631	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			49	1,034,335
135	Aggregate Liquidation Proceeds on charged-off units				(424,813)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(88,444)

139	Current Period Aggregate Net Credit Losses/(Gains)			49	521,079

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			324	3,493,214
142	Current Period Net Credit Losses (Item 136)			49	521,079

143	Ending Cumulative Net Credit Losses			373	4,014,292

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.23%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				906
147	61 - 120 Days since Contract Maturity				159
148	121+ Days since Contract Maturity				85

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 04-30-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
6/20/2016	41,484,847
7/20/2016	33,899,563
8/20/2016	32,734,082
9/20/2016	52,534,474
10/20/2016	63,693,166
11/20/2016	49,987,122
12/20/2016	34,099,514
1/20/2017	41,917,936
2/20/2017	42,177,625
3/20/2017	49,237,356
4/20/2017	66,056,293
5/20/2017	62,225,044
6/20/2017	71,110,298
7/20/2017	80,334,088
8/20/2017	64,401,108
9/20/2017	59,038,055
10/20/2017	55,637,937
11/20/2017	52,891,784
12/20/2017	46,177,680
1/20/2018	23,433,281
2/20/2018	18,527,606
3/20/2018	17,389,724
4/20/2018	14,782,950
5/20/2018	12,587,310
6/20/2018	9,757,047
7/20/2018	4,818,975
8/20/2018	3,771,141
9/20/2018	3,342,168
10/20/2018	4,390,460
11/20/2018	4,438,955
12/20/2018	2,532,022
1/20/2019	71,021
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—

Total:	1,119,480,630.76

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month